Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current assets:
Cash and cash equivalents | ¥		¥ 378,445	¥ 103,228
Restricted cash | ¥		51,823	8,772
Accounts receivable, net | ¥		27,767	30,757
Short term investments | ¥		2,000	5,010
Commercial acceptance notes | ¥			10,642
Other receivables | ¥		6,499	5,729
Short-term loans receivable | ¥			50,356
Amount due from related parties | ¥		590	80
Total current assets | ¥		467,124	214,574
Long-term investments | ¥		2,000	5,000
Property and equipment, net | ¥		4,026	890
Intangible assets, net | ¥		733	700
Long-term prepayments | ¥		393	461
Deferred tax assets | ¥		5,133	4,241
Total assets | ¥		479,409	225,866
Current liabilities:
Accounts payable | ¥		5,873	3,677
Investors' deposit | ¥		51,823	8,772
Other payables and accrued expenses | ¥		8,657	6,129
Due to shareholder for acquisition of subsidiaries | ¥			2,116
Income taxes payable | ¥			2,820
Other tax liabilities | ¥		9,300	8,700
Advance receipts | ¥		180
Total current liabilities | ¥		75,833	32,214
Total liabilities | ¥		75,833	32,214
Commitments and contingencies | ¥
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 80,000,000 and 90,472,014 as of June 30, 2018 and 2019, respectively) | ¥		600	529
Additional paid-in capital | ¥		224,702	62,705
Statutory reserves | ¥		19,824	14,152
Retained earnings | ¥		155,266	107,407
Accumulated other comprehensive income | ¥		11
Total Puyi Inc.'s equity | ¥		400,403	184,793
Non-controlling interests | ¥		3,173	8,859
Total equity | ¥		403,576	193,652
Total liabilities and equity | ¥		¥ 479,409	¥ 225,866
US$
Current assets:
Cash and cash equivalents | $	$ 55,127
Restricted cash | $	7,549
Accounts receivable, net | $	4,045
Short term investments | $	291
Commercial acceptance notes | $
Other receivables | $	947
Short-term loans receivable | $
Amount due from related parties | $	86
Total current assets | $	68,045
Long-term investments | $	291
Property and equipment, net | $	586
Intangible assets, net | $	107
Long-term prepayments | $	57
Deferred tax assets | $	748
Total assets | $	69,834
Current liabilities:
Accounts payable | $	855
Investors' deposit | $	7,549
Other payables and accrued expenses | $	1,261
Due to shareholder for acquisition of subsidiaries | $
Income taxes payable | $
Other tax liabilities | $	1,355
Advance receipts | $	26
Total current liabilities | $	11,046
Total liabilities | $	11,046
Commitments and contingencies | $
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 80,000,000 and 90,472,014 as of June 30, 2018 and 2019, respectively) | $	87
Additional paid-in capital | $	32,732
Statutory reserves | $	2,888
Retained earnings | $	22,617
Accumulated other comprehensive income | $	2
Total Puyi Inc.'s equity | $	58,326
Non-controlling interests | $	462
Total equity | $	58,788
Total liabilities and equity | $	$ 69,834